Shareholder Report	12 Months Ended	30 Months Ended	36 Months Ended	43 Months Ended	45 Months Ended	72 Months Ended	76 Months Ended	79 Months Ended	85 Months Ended	86 Months Ended	99 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Advisor Global Commodity Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class Z
Trading Symbol	FIQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock picks in Canada and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result versus the MSCI AC World Commodity Producers Sector Capped Index (Net) for the fiscal year.
•By industry, the biggest detractor from performance versus the benchmark was stock selection in coal & consumable fuels. Stock picks and an underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also detracting from our result was security selection in steel.
•The biggest individual relative detractor was our non-benchmark stake in Core Natural Resources (-28%). The stock was not held at period end. A second notable relative detractor was our non-benchmark stake in Algoma Steel Group (-54%). The stock was not held at period end. Another notable relative detractor was our overweight stake in Teck Resources (-10%). This period we decreased our stake in Teck Resources. The company was one of our biggest holdings this period.
•In contrast, an overweight in Canada and stock selection in the United States contributed to the fund's performance versus the MSCI index for the fiscal year.
•In terms of sector and industry positioning, an overweight in precious metals & minerals notably contributed to the fund's relative result. Security selection in copper also boosted relative performance. Also helping our relative result were stock picking and an underweight in oil & gas exploration & production.
•The top individual relative contributor was an overweight in Wheaton Precious Metals (+46%). This period we decreased our position in Wheaton Precious Metals. The stock was one of the fund's largest holdings this period. In oil & gas exploration & production, a non-benchmark stake in Antero Resources gained about 19% and was a second notable relative contributor. This period we decreased our position in Antero Resources. Another notable relative contributor was an overweight in Northam Platinum Holdings (+123%). This period we decreased our position in Northam Platinum Holdings.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to Finland. By sector, meaningful changes in positioning include higher allocations to fertilizers & agricultural chemicals and gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,003 $9,005 $8,286 $12,767 $15,796 $14,327 $16,134 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $9,089 $8,789 $7,500 $11,735 $13,197 $12,843 $13,596 MSCI ACWI (All Country World Index) Index $10,000 $9,268 $10,478 $11,032 $15,191 $12,201 $13,531 $18,028 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.54% 17.40% 9.06% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 14.31% 15.69% 6.42% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.90% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date									Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944
Holdings Count | shares	54	54	54	54	54	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 7,303,906
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$920,798,944
Number of Holdings	54
Total Advisory Fee	$7,303,906
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining 36.7 Oil, Gas & Consumable Fuels 32.7 Chemicals 14.7 Food Products 9.1 Paper & Forest Products 4.1 Containers & Packaging 0.5 Energy Equipment & Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 49.6 Canada 21.5 Brazil 7.3 Australia 4.8 China 3.5 Chile 3.1 South Africa 2.6 Finland 2.3 United Kingdom 2.3 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.6 Canada - 21.5 Brazil - 7.3 Australia - 4.8 China - 3.5 Chile - 3.1 South Africa - 2.6 Finland - 2.3 United Kingdom - 2.3 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.6 Chevron Corp 5.6 Nutrien Ltd 4.9 Archer-Daniels-Midland Co 4.9 Shell PLC 4.6 Bunge Global SA 4.2 Agnico Eagle Mines Ltd/CA 3.9 Imperial Oil Ltd 3.1 Glencore PLC 2.7 49.7
Fidelity Advisor Global Commodity Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class I
Trading Symbol	FFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock picks in Canada and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result versus the MSCI AC World Commodity Producers Sector Capped Index (Net) for the fiscal year.
•By industry, the biggest detractor from performance versus the benchmark was stock selection in coal & consumable fuels. Stock picks and an underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also detracting from our result was security selection in steel.
•The biggest individual relative detractor was our non-benchmark stake in Core Natural Resources (-28%). The stock was not held at period end. A second notable relative detractor was our non-benchmark stake in Algoma Steel Group (-54%). The stock was not held at period end. Another notable relative detractor was our overweight stake in Teck Resources (-10%). This period we decreased our stake in Teck Resources. The company was one of our biggest holdings this period.
•In contrast, an overweight in Canada and stock selection in the United States contributed to the fund's performance versus the MSCI index for the fiscal year.
•In terms of sector and industry positioning, an overweight in precious metals & minerals notably contributed to the fund's relative result. Security selection in copper also boosted relative performance. Also helping our relative result were stock picking and an underweight in oil & gas exploration & production.
•The top individual relative contributor was an overweight in Wheaton Precious Metals (+46%). This period we decreased our position in Wheaton Precious Metals. The stock was one of the fund's largest holdings this period. In oil & gas exploration & production, a non-benchmark stake in Antero Resources gained about 19% and was a second notable relative contributor. This period we decreased our position in Antero Resources. Another notable relative contributor was an overweight in Northam Platinum Holdings (+123%). This period we decreased our position in Northam Platinum Holdings.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to Finland. By sector, meaningful changes in positioning include higher allocations to fertilizers & agricultural chemicals and gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,963 $13,044 $13,083 $13,076 $12,016 $18,500 $22,860 $20,705 $23,282 $26,646 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $11,142 $13,428 $13,646 $13,195 $11,260 $17,618 $19,812 $19,281 $20,411 $23,332 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 14.45% 17.27% 10.30% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 14.31% 15.69% 8.84% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944
Holdings Count | shares	54	54	54	54	54	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 7,303,906
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$920,798,944
Number of Holdings	54
Total Advisory Fee	$7,303,906
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining 36.7 Oil, Gas & Consumable Fuels 32.7 Chemicals 14.7 Food Products 9.1 Paper & Forest Products 4.1 Containers & Packaging 0.5 Energy Equipment & Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 49.6 Canada 21.5 Brazil 7.3 Australia 4.8 China 3.5 Chile 3.1 South Africa 2.6 Finland 2.3 United Kingdom 2.3 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.6 Canada - 21.5 Brazil - 7.3 Australia - 4.8 China - 3.5 Chile - 3.1 South Africa - 2.6 Finland - 2.3 United Kingdom - 2.3 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.6 Chevron Corp 5.6 Nutrien Ltd 4.9 Archer-Daniels-Midland Co 4.9 Shell PLC 4.6 Bunge Global SA 4.2 Agnico Eagle Mines Ltd/CA 3.9 Imperial Oil Ltd 3.1 Glencore PLC 2.7 49.7
Fidelity Series International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Value Fund
Class Name	Fidelity® Series International Value Fund
Trading Symbol	FINVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Value Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks and an underweight in Europe ex U.K., primarily Germany, along with an overweight in the U.K., contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was security selection in industrials, especially among capital goods firms. An overweight in financials also boosted the fund's relative performance. Investment choices and an underweight in consumer staples, the food, beverage & tobacco industry particular, helped as well.
•The top individual relative contributor was our non-benchmark stake in Rheinmetall (+282%). This period we decreased exposure to the stock though it remained one of the fund's biggest holdings. An overweight in Banco Santander (+113%), one of the fund's largest holdings, also helped. Another notable relative contributor was an outsized position in Mitsubishi Heavy Industries (+110%), though we decreased our position this period.
•In contrast, from a regional standpoint, security selection in the U.K. and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks in consumer discretionary also hampered the fund's result, as did investment choices and an overweight in materials.
•The fund's non-benchmark stake in Shin-Etsu Chemical returned about -19% and was the biggest individual relative detractor. An overweight in Barratt Redrow (-10%) hurt as well. Another notable relative detractor this period was avoiding Banco Bilbao Vizcaya Argentaria, a benchmark component that gained approximately 110%.
•Notable changes in geographic positioning included decreased exposure to Australia and a higher allocation to Switzerland. By sector, meaningful shifts included decreased exposure to information technology and a higher allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Series International Value Fund $10,000 $9,551 $11,493 $10,561 $11,140 $9,742 $14,121 $11,805 $14,047 $17,586 $23,407 MSCI EAFE Value Index $10,000 $9,690 $11,967 $11,074 $11,716 $9,580 $13,285 $11,143 $13,198 $16,252 $21,136 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series International Value Fund 33.10% 19.16% 8.88% MSCI EAFE Value Index 30.05% 17.15% 7.77% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133	$ 16,069,689,133
Holdings Count | shares	107	107	107	107	107	107	107	107	107	107	107
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,069,689,133
Number of Holdings	107
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 39.9 Industrials 16.5 Materials 11.7 Energy 6.7 Health Care 6.1 Consumer Discretionary 5.1 Consumer Staples 4.3 Communication Services 3.5 Information Technology 3.2 Utilities 1.1 Real Estate 0.5 Common Stocks 98.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 21.6 United Kingdom 14.1 Germany 13.8 United States 12.6 France 9.2 Italy 4.3 Australia 4.1 Spain 3.9 Switzerland 3.6 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 United Kingdom - 14.1 Germany - 13.8 United States - 12.6 France - 9.2 Italy - 4.3 Australia - 4.1 Spain - 3.9 Switzerland - 3.6 Others - 12.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 3.1 Banco Santander SA 3.0 Mitsubishi UFJ Financial Group Inc 2.4 Sumitomo Mitsui Financial Group Inc 2.3 Lloyds Banking Group PLC 2.3 Hitachi Ltd 2.2 AXA SA 2.2 CRH PLC 2.0 Rheinmetall AG 2.0 Zurich Insurance Group AG 2.0 23.5
Fidelity Series International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Small Cap Fund
Class Name	Fidelity® Series International Small Cap Fund
Trading Symbol	FSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Small Cap Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in Japan and an overweight in Europe ex U.K., primarily in Sweden, detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within communication services, where our stock picks in media & entertainment hurt most. Investment choices and an underweight in financials, primarily within the insurance industry, also hampered the fund's result, as did security selection in real estate.
•The largest individual relative detractor was our non-benchmark stake in CTS Eventim (-13%), one of the fund's biggest holdings this period. A non-benchmark stake in Morningstar returned -35% also hurt. This period we decreased our investment in the stock. Outsized exposure to Aalberts (-9%), one of the fund's largest holdings, was another negative.
•In contrast, from a regional standpoint, stock picks in Europe and the U.K. contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. Stock picking and an underweight in health care also boosted the fund's relative performance. An underweight in real estate, especially among equity real estate investment trusts, helped as well.
•The fund's non-benchmark stake in Rheinmetall gained 267% and was the top individual relative contributor. This period we decreased our position in the stock. Further bolstering performance was exposure to Spectris (+71%). Though the stock was no longer held at period end, the company was among our largest holdings the past 12 months. A non-benchmark stake in Zegona Communications gained roughly 315% and notably helped as well. This was a stake we established this period.
•Notable changes in geographic positioning included decreased exposure to Germany. By sector, meaningful changes shifts included decreased exposure to communication services and a higher allocation to financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Series International Small Cap Fund $10,000 $10,002 $12,589 $12,121 $13,668 $14,980 $20,763 $14,156 $15,086 $19,197 $23,676 MSCI EAFE Small Cap Index $10,000 $10,312 $13,169 $12,158 $13,252 $13,090 $17,798 $12,431 $13,260 $16,336 $20,385 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series International Small Cap Fund 23.33% 9.59% 9.00% MSCI EAFE Small Cap Index 24.78% 9.26% 7.38% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737	$ 3,750,979,737
Holdings Count | shares	269	269	269	269	269	269	269	269	269	269	269
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,750,979,737
Number of Holdings	269
Total Advisory Fee	$0
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.4 Information Technology 17.1 Consumer Discretionary 13.4 Financials 9.8 Materials 5.8 Communication Services 5.8 Consumer Staples 4.6 Health Care 4.2 Real Estate 3.1 Energy 2.1 Common Stocks 98.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 30.9 United Kingdom 17.7 Sweden 11.0 Germany 5.2 Netherlands 4.9 Canada 4.0 Italy 3.7 France 3.5 United States 2.7 Others 16.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 30.9 United Kingdom - 17.7 Sweden - 11.0 Germany - 5.2 Netherlands - 4.9 Canada - 4.0 Italy - 3.7 France - 3.5 United States - 2.7 Others - 16.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.0 AddTech AB B Shares 2.8 Azbil Corp 2.8 Interpump Group SpA 2.6 Games Workshop Group PLC 2.3 BE Semiconductor Industries NV 2.1 KBC Ancora 1.9 Howden Joinery Group PLC 1.9 Aalberts NV 1.8 Bergman & Beving AB B Shares 1.7 22.9
Fidelity Series Emerging Markets Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Opportunities Fund
Class Name	Fidelity® Series Emerging Markets Opportunities Fund
Trading Symbol	FEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Opportunities Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Opportunities Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection and underweights in Emerging Asia and the Middle East contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, led by information technology. Stock picking in materials and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+192%). The company was one of our largest holdings. A non-benchmark stake in Sea gained approximately 60% and was the second-largest relative contributor. This period we decreased our investment in Sea. Another notable relative contributor was our non-benchmark stake in BizLink (+214%). This period we decreased our investment in BizLink.
•In contrast, from a regional standpoint, picks and an overweight in Latin America, primarily in Brazil, and stock picking in Emerging Europe detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples, primarily within the consumer staples distribution & retail industry. An underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also detracting from our result were stock picks in energy.
•The biggest individual relative detractor was an underweight in Hon Hai Precision Industry (+31%). A second notable relative detractor was an overweight in Alfamart (-42%). Another relative detractor was an overweight in Bank Central Asia (-19%).
•Notable changes in positioning include higher allocations to South Korea and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Emerging Markets Opportunities Fund $10,000 $11,102 $14,326 $12,203 $14,660 $16,664 $19,736 $12,763 $14,602 $18,394 $24,100 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Emerging Markets Opportunities Fund 31.02% 7.66% 9.19% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463	$ 26,667,861,463
Holdings Count | shares	247	247	247	247	247	247	247	247	247	247	247
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$26,667,861,463
Number of Holdings	247
Total Advisory Fee	$0
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 21.9 Consumer Discretionary 14.1 Communication Services 9.0 Materials 6.4 Industrials 5.8 Consumer Staples 3.8 Energy 3.4 Health Care 3.2 Utilities 2.2 Real Estate 1.2 Common Stocks 97.7 Preferred Stocks 1.1 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 1.1 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 China 29.1 Taiwan 19.6 India 13.9 Korea (South) 12.6 Brazil 5.0 South Africa 4.5 Saudi Arabia 2.9 Mexico 2.1 United States 2.0 Others 8.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.1 Taiwan - 19.6 India - 13.9 Korea (South) - 12.6 Brazil - 5.0 South Africa - 4.5 Saudi Arabia - 2.9 Mexico - 2.1 United States - 2.0 Others - 8.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.8 Tencent Holdings Ltd 6.2 Samsung Electronics Co Ltd 4.9 Alibaba Group Holding Ltd 3.9 SK Hynix Inc 3.5 China Construction Bank Corp H Shares 2.1 HDFC Bank Ltd/Gandhinagar 1.8 PDD Holdings Inc Class A ADR 1.7 Reliance Industries Ltd 1.3 Naspers Ltd Class N 1.2 40.4
Fidelity SAI International SMA Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International SMA Completion Fund
Class Name	Fidelity® SAI International SMA Completion Fund
Trading Symbol	FISZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International SMA Completion Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International SMA Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, a non-benchmark allocation to Canada detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in consumer discretionary and in industrials, primarily within the capital goods industry.
•The biggest individual relative detractor was a non-benchmark stake in Constellation Software, which returned roughly -13%. Another notable relative detractor was our non-benchmark stake in Ivanhoe Mines (-25%). The stock was not held at period end. An overweight in Indutrade (0%) also hurt. This period we decreased our stake in Indutrade.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., primarily in Denmark, contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. An overweight in industrials, primarily within the capital goods industry, also boosted relative performance. Also contributing to our result was stock selection in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+112%). The stock was the fund's largest holding. Another relative contributor was an overweight in Thales (+80%). The stock was one of our largest holdings at period end. An overweight in CaixaBank (+84%) also contributed. The stock was among our largest holdings.
•By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI International SMA Completion Fund $10,000 $10,470 $12,415 $15,646 $10,313 $10,994 $13,517 MSCI EAFE Index $10,000 $10,437 $9,739 $13,094 $10,103 $11,583 $14,276 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International SMA Completion Fund 24.58% 6.29% 8.27% MSCI EAFE Index 23.38% 12.58% 9.01% A From April 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804	$ 1,403,076,804
Holdings Count | shares	48	48	48	48	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,403,076,804
Number of Holdings	48
Total Advisory Fee	$0
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.3 Financials 20.9 Information Technology 15.3 Health Care 10.5 Materials 8.5 Consumer Discretionary 7.7 Consumer Staples 2.5 Communication Services 1.8 Energy 0.7 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 Japan 31.2 Germany 13.6 Korea (South) 7.9 Spain 6.4 United Kingdom 5.8 Sweden 5.5 Canada 4.9 Italy 4.4 France 3.7 Others 16.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 31.2 Germany - 13.6 Korea (South) - 7.9 Spain - 6.4 United Kingdom - 5.8 Sweden - 5.5 Canada - 4.9 Italy - 4.4 France - 3.7 Others - 16.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mitsubishi Heavy Industries Ltd 7.6 CaixaBank SA 6.4 ITOCHU Corp 5.6 SK Hynix Inc 5.1 Fresenius SE & Co KGaA 4.8 Investor AB B Shares 4.5 Heidelberg Materials AG 4.0 Renesas Electronics Corp 3.7 Antofagasta PLC 2.8 Samsung Electronics Co Ltd 2.8 47.3
Fidelity Series Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Overseas Fund
Class Name	Fidelity® Series Overseas Fund
Trading Symbol	FSOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Overseas Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Overseas Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock selection in Europe ex U.K. and a non-benchmark allocation to the United States detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in industrials and consumer discretionary.
•The fund's non-benchmark stake in Marsh & McLennan returned -17% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding SoftBank Group, a benchmark component that gained 183%. Another notable relative detractor was our non-benchmark stake in Constellation Software (-13%).
•In contrast, from a regional standpoint, stock picking in Japan and an underweight in the Asia Pacific ex Japan region contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection and an underweight in consumer staples, primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Rolls-Royce Holdings (+124%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in Mitsubishi Heavy Industries (+115%), and we reduced our holdings of the stock. An overweight in CaixaBank (+84%) also contributed. The stock was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 21, 2019 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Overseas Fund $10,000 $10,200 $10,660 $14,805 $10,562 $12,046 $15,208 MSCI EAFE Index $10,000 $10,320 $9,630 $12,947 $9,989 $11,453 $14,115 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Overseas Fund 18.69% 11.11% 9.72% MSCI EAFE Index 23.38% 12.58% 9.10% A From June 21, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Jun. 21, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496	$ 16,062,648,496
Holdings Count | shares	86	86	86	86	86	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,062,648,496
Number of Holdings	86
Total Advisory Fee	$0
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.5 Financials 26.6 Information Technology 12.9 Materials 8.1 Consumer Discretionary 6.5 Communication Services 5.3 Health Care 4.7 Consumer Staples 3.9 Utilities 1.9 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 17.3 United States 16.1 United Kingdom 15.2 Germany 11.1 France 9.9 Spain 6.8 Italy 5.0 Netherlands 3.3 Switzerland 2.6 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.3 United States - 16.1 United Kingdom - 15.2 Germany - 11.1 France - 9.9 Spain - 6.8 Italy - 5.0 Netherlands - 3.3 Switzerland - 2.6 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.1 Banco Santander SA 2.8 Safran SA 2.7 Schneider Electric SE 2.6 Rolls-Royce Holdings PLC 2.6 SAP SE 2.5 Hoya Corp 2.1 CaixaBank SA 2.1 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 24.7
Fidelity Advisor Sustainable International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class C
Trading Symbol	FSYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 226	2.05%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, stock picking was the primary detractor, especially within financials. Also hurting our result were investment choices in industrials, primarily among capital goods firms, in addition to health care, pharmaceuticals, biotechnology & life sciences stocks in particular.
•The biggest individual relative detractor was our stake in Novo Nordisk (-58%). Though we decreased exposure to the stock, it was one of the fund's biggest holdings this period. An overweight in Merck (-20%) hurt as well. Another notable relative detractor was Tokyo Electron (-16%).
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Japan contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology. Stock picking and an underweight in energy also boosted relative performance. Outsized exposure to financials helped as well.
•The top individual relative contributor was our non-benchmark stake in SK Hynix (+191%). An out-of-benchmark position in Cameco also helped, gaining 149%. This was a holding we established this period. Another notable relative contributor was an overweight in UniCredit (+75%), one of our biggest positions.
•Notable changes in geographic positioning included lower allocations to Denmark and the United Kingdom. By sector, meaningful shifts included increased exposure to communication services and information technology stocks.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $7,160 $7,780 $9,694 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 $10,737 MSCI EAFE Index $10,000 $7,820 $8,966 $11,050 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 19.61% 4.29% Class C 20.61% 4.29% MSCI EAFE ESG Leaders 18.01% 6.56% MSCI EAFE Index 23.38% 8.68% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945
Holdings Count | shares	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 100,755
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$17,778,945
Number of Holdings	90
Total Advisory Fee	$100,755
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 19.2 Information Technology 13.7 Consumer Discretionary 8.7 Health Care 7.4 Materials 4.8 Consumer Staples 4.6 Communication Services 3.5 Utilities 3.4 Energy 1.7 Real Estate 0.7 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 21.9 United Kingdom 10.8 United States 10.7 Germany 8.8 France 8.8 Netherlands 6.8 Italy 4.4 Australia 4.0 Taiwan 3.4 Others 20.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 10.8 United States - 10.7 Germany - 8.8 France - 8.8 Netherlands - 6.8 Italy - 4.4 Australia - 4.0 Taiwan - 3.4 Others - 20.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 4.9 Sony Group Corp 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.4 ITOCHU Corp 3.3 UniCredit SpA 2.6 Schneider Electric SE 2.6 ASML Holding NV 2.5 Koninklijke KPN NV 2.1 ING Groep NV 2.1 Danone SA 2.1 29.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Class Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Trading Symbol	FNDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable Non-U.S. Developed Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets, primarily in South Korea, and stock picking in the U.K. detracted from the fund's performance versus the MSCI World ex US Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials, where our stock picks in financial services hurt most.
•The largest individual relative detractor was an underweight in Taiwan Semiconductor Manufacturing (+54%). The company was among the fund's biggest holdings at period end. Not owning SK Hynix, a benchmark component that gained about 193%, was a second notable relative detractor. An underweight in Samsung Electronics (+79%) also detracted.
•In contrast, from a regional standpoint, an overweight in Canada and an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Rheinmetall (+275%). A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+112%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include decreased exposure to the United States and Netherlands. By sector, meaningful changes in positioning include lower allocations to health care and consumer discretionary.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Sustainable Non-U.S. Developed Markets Fund $10,000 $9,340 $11,713 MSCI World ex USA ESG Focus Index $10,000 $9,188 $11,372 MSCI World ex USA Index $10,000 $9,244 $11,474 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable Non-U.S. Developed Markets Fund 22.75% 15.79% MSCI World ex USA ESG Focus Index 23.70% 14.77% MSCI World ex USA Index 23.93% 15.28% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300	$ 28,661,300
Holdings Count | shares	426	426	426	426	426	426	426	426	426	426	426
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$28,661,300
Number of Holdings	426
Total Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.7 Industrials 24.4 Information Technology 13.0 Materials 7.6 Consumer Discretionary 6.9 Health Care 4.7 Consumer Staples 4.0 Energy 3.9 Communication Services 3.8 Utilities 0.9 Real Estate 0.7 Common Stocks 98.5 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 16.8 United Kingdom 13.5 Canada 12.5 United States 11.5 France 8.6 Germany 8.0 Switzerland 3.9 Spain 3.4 Netherlands 3.2 Others 18.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.8 United Kingdom - 13.5 Canada - 12.5 United States - 11.5 France - 8.6 Germany - 8.0 Switzerland - 3.9 Spain - 3.4 Netherlands - 3.2 Others - 18.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.2 CRH PLC 2.1 SAP SE 2.0 BAE Systems PLC 1.8 Schneider Electric SE 1.7 Hitachi Ltd 1.6 Banco Santander SA 1.5 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Mitsubishi Heavy Industries Ltd 1.4 Zurich Insurance Group AG 1.3 17.0
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C
Trading Symbol	FSYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 259	2.25%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection and an underweight in Emerging Asia and an underweight in Emerging Europe, Middle East & Africa contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks in materials also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was our stake in Xiaomi (+59%). The company was one of our biggest holdings this period. The second-largest relative contributor was an overweight in SK Hynix (+191%). The company was one of our largest holdings. A non-benchmark stake in Chroma ATE gained 134% and notably helped. This was a position we established this period.
•In contrast, from a regional standpoint, stock selection in Latin America, primarily in Mexico, and Emerging Europe, Middle East & Africa detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in industrials. Also hurting our result was stock picking in consumer staples and financials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-19%). The second-largest relative detractor was our non-benchmark stake in Bank Syariah Indonesia (-16%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to Brazil and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $6,520 $7,300 $9,104 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 $9,315 MSCI Emerging Markets Index $10,000 $6,946 $7,699 $9,649 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 29.41% 4.72% Class C 30.41% 4.72% MSCI Emerging Markets (EM) ESG Leaders Index 31.76% 5.66% MSCI Emerging Markets Index 27.88% 5.81% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324
Holdings Count | shares	142	142	142	142	142	142	142	142	142	142	142
Advisory Fees Paid, Amount	$ 72,241
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,646,324
Number of Holdings	142
Total Advisory Fee	$72,241
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 25.8 Consumer Discretionary 13.5 Communication Services 10.1 Industrials 6.2 Health Care 4.1 Materials 2.2 Energy 2.1 Consumer Staples 1.8 Utilities 0.5 Real Estate 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 China 29.2 Taiwan 20.4 Korea (South) 11.6 India 10.4 Brazil 4.4 United States 3.6 South Africa 3.5 Indonesia 2.9 Mexico 2.2 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 20.4 Korea (South) - 11.6 India - 10.4 Brazil - 4.4 United States - 3.6 South Africa - 3.5 Indonesia - 2.9 Mexico - 2.2 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.4 Samsung Electronics Co Ltd 4.8 Alibaba Group Holding Ltd 4.4 SK Hynix Inc 3.0 China Construction Bank Corp H Shares 2.2 Reliance Industries Ltd 1.8 Delta Electronics Inc 1.5 Bharti Airtel Ltd 1.3 HDFC Bank Ltd/Gandhinagar 1.3 40.2
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M
Trading Symbol	FSYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 202	1.75%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection and an underweight in Emerging Asia and an underweight in Emerging Europe, Middle East & Africa contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks in materials also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was our stake in Xiaomi (+59%). The company was one of our biggest holdings this period. The second-largest relative contributor was an overweight in SK Hynix (+191%). The company was one of our largest holdings. A non-benchmark stake in Chroma ATE gained 134% and notably helped. This was a position we established this period.
•In contrast, from a regional standpoint, stock selection in Latin America, primarily in Mexico, and Emerging Europe, Middle East & Africa detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in industrials. Also hurting our result was stock picking in consumer staples and financials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-19%). The second-largest relative detractor was our non-benchmark stake in Bank Syariah Indonesia (-16%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to Brazil and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $6,311 $7,110 $8,900 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 $9,315 MSCI Emerging Markets Index $10,000 $6,946 $7,699 $9,649 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 26.53% 4.23% Class M (without 3.50% sales charge) 31.12% 5.24% MSCI Emerging Markets (EM) ESG Leaders Index 31.76% 5.66% MSCI Emerging Markets Index 27.88% 5.81% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324
Holdings Count | shares	142	142	142	142	142	142	142	142	142	142	142
Advisory Fees Paid, Amount	$ 72,241
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,646,324
Number of Holdings	142
Total Advisory Fee	$72,241
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 25.8 Consumer Discretionary 13.5 Communication Services 10.1 Industrials 6.2 Health Care 4.1 Materials 2.2 Energy 2.1 Consumer Staples 1.8 Utilities 0.5 Real Estate 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 China 29.2 Taiwan 20.4 Korea (South) 11.6 India 10.4 Brazil 4.4 United States 3.6 South Africa 3.5 Indonesia 2.9 Mexico 2.2 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 20.4 Korea (South) - 11.6 India - 10.4 Brazil - 4.4 United States - 3.6 South Africa - 3.5 Indonesia - 2.9 Mexico - 2.2 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.4 Samsung Electronics Co Ltd 4.8 Alibaba Group Holding Ltd 4.4 SK Hynix Inc 3.0 China Construction Bank Corp H Shares 2.2 Reliance Industries Ltd 1.8 Delta Electronics Inc 1.5 Bharti Airtel Ltd 1.3 HDFC Bank Ltd/Gandhinagar 1.3 40.2
Fidelity Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity® Sustainable International Equity Fund
Trading Symbol	FSYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable International Equity Fund	$ 116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, stock picking was the primary detractor, especially within financials. Also hurting our result were investment choices in industrials, primarily among capital goods firms, in addition to health care, pharmaceuticals, biotechnology & life sciences stocks in particular.
•The biggest individual relative detractor was our stake in Novo Nordisk (-58%). Though we decreased exposure to the stock, it was one of the fund's biggest holdings this period. An overweight in Merck (-20%) hurt as well. Another notable relative detractor was Tokyo Electron (-16%).
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Japan contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology. Stock picking and an underweight in energy also boosted relative performance. Outsized exposure to financials helped as well.
•The top individual relative contributor was our non-benchmark stake in SK Hynix (+191%). An out-of-benchmark position in Cameco also helped, gaining 149%. This was a holding we established this period. Another notable relative contributor was an overweight in UniCredit (+75%), one of our biggest positions.
•Notable changes in geographic positioning included lower allocations to Denmark and the United Kingdom. By sector, meaningful shifts included increased exposure to communication services and information technology stocks.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Fidelity® Sustainable International Equity Fund $10,000 $7,210 $7,912 $9,968 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 $10,737 MSCI EAFE Index $10,000 $7,820 $8,966 $11,050 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable International Equity Fund 21.74% 5.33% MSCI EAFE ESG Leaders 18.01% 6.56% MSCI EAFE Index 23.38% 8.68% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945
Holdings Count | shares	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 100,755
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$17,778,945
Number of Holdings	90
Total Advisory Fee	$100,755
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 19.2 Information Technology 13.7 Consumer Discretionary 8.7 Health Care 7.4 Materials 4.8 Consumer Staples 4.6 Communication Services 3.5 Utilities 3.4 Energy 1.7 Real Estate 0.7 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 21.9 United Kingdom 10.8 United States 10.7 Germany 8.8 France 8.8 Netherlands 6.8 Italy 4.4 Australia 4.0 Taiwan 3.4 Others 20.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 10.8 United States - 10.7 Germany - 8.8 France - 8.8 Netherlands - 6.8 Italy - 4.4 Australia - 4.0 Taiwan - 3.4 Others - 20.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 4.9 Sony Group Corp 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.4 ITOCHU Corp 3.3 UniCredit SpA 2.6 Schneider Electric SE 2.6 ASML Holding NV 2.5 Koninklijke KPN NV 2.1 ING Groep NV 2.1 Danone SA 2.1 29.0
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I
Trading Symbol	FSZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection and an underweight in Emerging Asia and an underweight in Emerging Europe, Middle East & Africa contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks in materials also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was our stake in Xiaomi (+59%). The company was one of our biggest holdings this period. The second-largest relative contributor was an overweight in SK Hynix (+191%). The company was one of our largest holdings. A non-benchmark stake in Chroma ATE gained 134% and notably helped. This was a position we established this period.
•In contrast, from a regional standpoint, stock selection in Latin America, primarily in Mexico, and Emerging Europe, Middle East & Africa detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in industrials. Also hurting our result was stock picking in consumer staples and financials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-19%). The second-largest relative detractor was our non-benchmark stake in Bank Syariah Indonesia (-16%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to Brazil and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $6,570 $7,431 $9,351 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 $9,315 MSCI Emerging Markets Index $10,000 $6,946 $7,699 $9,649 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 31.68% 5.75% MSCI Emerging Markets (EM) ESG Leaders Index 31.76% 5.66% MSCI Emerging Markets Index 27.88% 5.81% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324
Holdings Count | shares	142	142	142	142	142	142	142	142	142	142	142
Advisory Fees Paid, Amount	$ 72,241
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,646,324
Number of Holdings	142
Total Advisory Fee	$72,241
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 25.8 Consumer Discretionary 13.5 Communication Services 10.1 Industrials 6.2 Health Care 4.1 Materials 2.2 Energy 2.1 Consumer Staples 1.8 Utilities 0.5 Real Estate 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 China 29.2 Taiwan 20.4 Korea (South) 11.6 India 10.4 Brazil 4.4 United States 3.6 South Africa 3.5 Indonesia 2.9 Mexico 2.2 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 20.4 Korea (South) - 11.6 India - 10.4 Brazil - 4.4 United States - 3.6 South Africa - 3.5 Indonesia - 2.9 Mexico - 2.2 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.4 Samsung Electronics Co Ltd 4.8 Alibaba Group Holding Ltd 4.4 SK Hynix Inc 3.0 China Construction Bank Corp H Shares 2.2 Reliance Industries Ltd 1.8 Delta Electronics Inc 1.5 Bharti Airtel Ltd 1.3 HDFC Bank Ltd/Gandhinagar 1.3 40.2
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A
Trading Symbol	FSWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 173	1.50%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection and an underweight in Emerging Asia and an underweight in Emerging Europe, Middle East & Africa contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks in materials also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was our stake in Xiaomi (+59%). The company was one of our biggest holdings this period. The second-largest relative contributor was an overweight in SK Hynix (+191%). The company was one of our largest holdings. A non-benchmark stake in Chroma ATE gained 134% and notably helped. This was a position we established this period.
•In contrast, from a regional standpoint, stock selection in Latin America, primarily in Mexico, and Emerging Europe, Middle East & Africa detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in industrials. Also hurting our result was stock picking in consumer staples and financials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-19%). The second-largest relative detractor was our non-benchmark stake in Bank Syariah Indonesia (-16%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to Brazil and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $6,173 $6,972 $8,755 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 $9,315 MSCI Emerging Markets Index $10,000 $6,946 $7,699 $9,649 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 23.81% 3.83% Class A (without 5.75% sales charge) 31.37% 5.49% MSCI Emerging Markets (EM) ESG Leaders Index 31.76% 5.66% MSCI Emerging Markets Index 27.88% 5.81% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324
Holdings Count | shares	142	142	142	142	142	142	142	142	142	142	142
Advisory Fees Paid, Amount	$ 72,241
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,646,324
Number of Holdings	142
Total Advisory Fee	$72,241
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 25.8 Consumer Discretionary 13.5 Communication Services 10.1 Industrials 6.2 Health Care 4.1 Materials 2.2 Energy 2.1 Consumer Staples 1.8 Utilities 0.5 Real Estate 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 China 29.2 Taiwan 20.4 Korea (South) 11.6 India 10.4 Brazil 4.4 United States 3.6 South Africa 3.5 Indonesia 2.9 Mexico 2.2 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 20.4 Korea (South) - 11.6 India - 10.4 Brazil - 4.4 United States - 3.6 South Africa - 3.5 Indonesia - 2.9 Mexico - 2.2 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.4 Samsung Electronics Co Ltd 4.8 Alibaba Group Holding Ltd 4.4 SK Hynix Inc 3.0 China Construction Bank Corp H Shares 2.2 Reliance Industries Ltd 1.8 Delta Electronics Inc 1.5 Bharti Airtel Ltd 1.3 HDFC Bank Ltd/Gandhinagar 1.3 40.2
Fidelity SAI Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable International Equity Fund
Class Name	Fidelity® SAI Sustainable International Equity Fund
Trading Symbol	FSSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable International Equity Fund	$ 83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picking in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were picks in industrials, primarily among capital goods firms, as well as in health care, pharmaceuticals, biotechnology & life sciences stocks in particular.
•The biggest individual relative detractor was our stake in Novo Nordisk (-58%). Though we decreased exposure to the stock, it was one of the fund's biggest holdings this period. Outsized exposure to Merck (-20%) hurt as well. Another notable relative detractor was Tokyo Electron (-16%).
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Japan contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks and an underweight in energy also boosted relative performance, as did an overweight in financials.
•The top individual relative contributor was our non-benchmark stake in SK Hynix (+191%). An out-of-benchmark holding in Cameco also helped, gaining 149%. This was a position we established this period. Another notable relative contributor was an overweight in UniCredit (+75%), one of our biggest holdings.
•Notable changes in geographic positioning included lower allocations to Denmark and the United Kingdom. By sector, meaningful shifts included increased exposure to communication services and information technology stocks.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable International Equity Fund $10,000 $8,060 $8,875 $11,133 MSCI EAFE ESG Leaders $10,000 $8,296 $9,511 $11,615 MSCI EAFE Index $10,000 $8,407 $9,638 $11,879 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable International Equity Fund 21.86% 8.97% MSCI EAFE ESG Leaders 18.01% 9.29% MSCI EAFE Index 23.38% 11.37% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154	$ 117,601,154
Holdings Count | shares	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 539,929
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$117,601,154
Number of Holdings	90
Total Advisory Fee	$539,929
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 19.2 Information Technology 13.7 Consumer Discretionary 8.7 Health Care 7.4 Materials 4.9 Consumer Staples 4.6 Utilities 3.3 Communication Services 3.3 Energy 1.7 Real Estate 0.8 Common Stocks 95.1 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 Japan 21.9 United Kingdom 10.9 United States 10.6 France 8.9 Germany 8.9 Netherlands 6.8 Italy 4.4 Australia 4.1 Taiwan 3.4 Others 20.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 10.9 United States - 10.6 France - 8.9 Germany - 8.9 Netherlands - 6.8 Italy - 4.4 Australia - 4.1 Taiwan - 3.4 Others - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 4.8 Sony Group Corp 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.4 ITOCHU Corp 3.3 UniCredit SpA 2.6 Schneider Electric SE 2.6 ASML Holding NV 2.5 Koninklijke KPN NV 2.1 ING Groep NV 2.1 Danone SA 2.1 28.9
Fidelity Advisor Global Commodity Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class C
Trading Symbol	FCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.90%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock picks in Canada and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result versus the MSCI AC World Commodity Producers Sector Capped Index (Net) for the fiscal year.
•By industry, the biggest detractor from performance versus the benchmark was stock selection in coal & consumable fuels. Stock picks and an underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also detracting from our result was security selection in steel.
•The biggest individual relative detractor was our non-benchmark stake in Core Natural Resources (-28%). The stock was not held at period end. A second notable relative detractor was our non-benchmark stake in Algoma Steel Group (-54%). The stock was not held at period end. Another notable relative detractor was our overweight stake in Teck Resources (-10%). This period we decreased our stake in Teck Resources. The company was one of our biggest holdings this period.
•In contrast, an overweight in Canada and stock selection in the United States contributed to the fund's performance versus the MSCI index for the fiscal year.
•In terms of sector and industry positioning, an overweight in precious metals & minerals notably contributed to the fund's relative result. Security selection in copper also boosted relative performance. Also helping our relative result were stock picking and an underweight in oil & gas exploration & production.
•The top individual relative contributor was an overweight in Wheaton Precious Metals (+46%). This period we decreased our position in Wheaton Precious Metals. The stock was one of the fund's largest holdings this period. In oil & gas exploration & production, a non-benchmark stake in Antero Resources gained about 19% and was a second notable relative contributor. This period we decreased our position in Antero Resources. Another notable relative contributor was an overweight in Northam Platinum Holdings (+123%). This period we decreased our position in Northam Platinum Holdings.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to Finland. By sector, meaningful changes in positioning include higher allocations to fertilizers & agricultural chemicals and gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,846 $12,754 $12,668 $12,521 $11,380 $17,333 $21,205 $19,013 $21,319 $24,337 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $11,142 $13,428 $13,646 $13,195 $11,260 $17,618 $19,812 $19,281 $20,411 $23,332 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 12.30% 16.08% 9.30% Class C 13.30% 16.08% 9.30% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 14.31% 15.69% 8.84% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944
Holdings Count | shares	54	54	54	54	54	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 7,303,906
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$920,798,944
Number of Holdings	54
Total Advisory Fee	$7,303,906
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining 36.7 Oil, Gas & Consumable Fuels 32.7 Chemicals 14.7 Food Products 9.1 Paper & Forest Products 4.1 Containers & Packaging 0.5 Energy Equipment & Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 49.6 Canada 21.5 Brazil 7.3 Australia 4.8 China 3.5 Chile 3.1 South Africa 2.6 Finland 2.3 United Kingdom 2.3 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.6 Canada - 21.5 Brazil - 7.3 Australia - 4.8 China - 3.5 Chile - 3.1 South Africa - 2.6 Finland - 2.3 United Kingdom - 2.3 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.6 Chevron Corp 5.6 Nutrien Ltd 4.9 Archer-Daniels-Midland Co 4.9 Shell PLC 4.6 Bunge Global SA 4.2 Agnico Eagle Mines Ltd/CA 3.9 Imperial Oil Ltd 3.1 Glencore PLC 2.7 49.7
Fidelity Series Sustainable Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Emerging Markets Fund
Class Name	Fidelity® Series Sustainable Emerging Markets Fund
Trading Symbol	FEMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Emerging Markets Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in emerging markets contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in information technology and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+186%). The company was one of the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in BizLink Holding (+217%). This period we decreased our position in BizLink Holding. An overweight in AngloGold Ashanti (+153%) also contributed.
•In contrast, from a regional standpoint, picks in emerging markets and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Picks in financials also hampered the fund's result. Also hurting our result was an overweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Alibaba (+19%). The company was among our largest holdings. The second-largest relative detractor was our stake in Axis Bank (-7%). Another notable relative detractor was our stake in Infosys (-19%). The stock was among our biggest holdings this period.
•Notable changes in positioning include a higher allocation to South Korea. By sector, meaningful changes in positioning include lower allocations to energy and industrials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Sustainable Emerging Markets Fund $10,000 $9,620 $11,878 MSCI Emerging Markets ESG Focus Index $10,000 $9,561 $11,815 MSCI Emerging Markets Index $10,000 $9,509 $11,917 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable Emerging Markets Fund 28.42% 18.59% MSCI Emerging Markets ESG Focus Index 30.19% 18.99% MSCI Emerging Markets Index 27.88% 18.54% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198	$ 15,719,198
Holdings Count | shares	206	206	206	206	206	206	206	206	206	206	206
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,719,198
Number of Holdings	206
Total Advisory Fee	$0
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 25.8 Consumer Discretionary 14.5 Communication Services 8.6 Industrials 4.8 Materials 3.9 Consumer Staples 3.1 Health Care 3.0 Energy 2.7 Utilities 1.9 Real Estate 1.5 Common Stocks 97.5 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 China 28.9 Taiwan 19.2 Korea (South) 13.4 India 13.0 South Africa 4.9 Brazil 4.8 United States 3.1 Mexico 2.3 Saudi Arabia 2.3 Others 8.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 28.9 Taiwan - 19.2 Korea (South) - 13.4 India - 13.0 South Africa - 4.9 Brazil - 4.8 United States - 3.1 Mexico - 2.3 Saudi Arabia - 2.3 Others - 8.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.4 Tencent Holdings Ltd 6.2 Samsung Electronics Co Ltd 4.7 Alibaba Group Holding Ltd 3.5 SK Hynix Inc 3.2 China Construction Bank Corp H Shares 2.6 HDFC Bank Ltd/Gandhinagar 2.1 Reliance Industries Ltd 1.8 Al Rajhi Bank 1.6 Naspers Ltd Class N 1.5 41.6
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z
Trading Symbol	FSZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection and an underweight in Emerging Asia and an underweight in Emerging Europe, Middle East & Africa contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks in materials also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was our stake in Xiaomi (+59%). The company was one of our biggest holdings this period. The second-largest relative contributor was an overweight in SK Hynix (+191%). The company was one of our largest holdings. A non-benchmark stake in Chroma ATE gained 134% and notably helped. This was a position we established this period.
•In contrast, from a regional standpoint, stock selection in Latin America, primarily in Mexico, and Emerging Europe, Middle East & Africa detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in industrials. Also hurting our result was stock picking in consumer staples and financials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-19%). The second-largest relative detractor was our non-benchmark stake in Bank Syariah Indonesia (-16%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to Brazil and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $6,570 $7,452 $9,392 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 $9,315 MSCI Emerging Markets Index $10,000 $6,946 $7,699 $9,649 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 31.88% 5.91% MSCI Emerging Markets (EM) ESG Leaders Index 31.76% 5.66% MSCI Emerging Markets Index 27.88% 5.81% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324
Holdings Count | shares	142	142	142	142	142	142	142	142	142	142	142
Advisory Fees Paid, Amount	$ 72,241
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,646,324
Number of Holdings	142
Total Advisory Fee	$72,241
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 25.8 Consumer Discretionary 13.5 Communication Services 10.1 Industrials 6.2 Health Care 4.1 Materials 2.2 Energy 2.1 Consumer Staples 1.8 Utilities 0.5 Real Estate 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 China 29.2 Taiwan 20.4 Korea (South) 11.6 India 10.4 Brazil 4.4 United States 3.6 South Africa 3.5 Indonesia 2.9 Mexico 2.2 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 20.4 Korea (South) - 11.6 India - 10.4 Brazil - 4.4 United States - 3.6 South Africa - 3.5 Indonesia - 2.9 Mexico - 2.2 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.4 Samsung Electronics Co Ltd 4.8 Alibaba Group Holding Ltd 4.4 SK Hynix Inc 3.0 China Construction Bank Corp H Shares 2.2 Reliance Industries Ltd 1.8 Delta Electronics Inc 1.5 Bharti Airtel Ltd 1.3 HDFC Bank Ltd/Gandhinagar 1.3 40.2
Fidelity Advisor Sustainable International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class A
Trading Symbol	FSQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, stock picking was the primary detractor, especially within financials. Also hurting our result were investment choices in industrials, primarily among capital goods firms, in addition to health care, pharmaceuticals, biotechnology & life sciences stocks in particular.
•The biggest individual relative detractor was our stake in Novo Nordisk (-58%). Though we decreased exposure to the stock, it was one of the fund's biggest holdings this period. An overweight in Merck (-20%) hurt as well. Another notable relative detractor was Tokyo Electron (-16%).
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Japan contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology. Stock picking and an underweight in energy also boosted relative performance. Outsized exposure to financials helped as well.
•The top individual relative contributor was our non-benchmark stake in SK Hynix (+191%). An out-of-benchmark position in Cameco also helped, gaining 149%. This was a holding we established this period. Another notable relative contributor was an overweight in UniCredit (+75%), one of our biggest positions.
•Notable changes in geographic positioning included lower allocations to Denmark and the United Kingdom. By sector, meaningful shifts included increased exposure to communication services and information technology stocks.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $6,786 $7,426 $9,335 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 $10,737 MSCI EAFE Index $10,000 $7,820 $8,966 $11,050 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 14.43% 3.42% Class A (without 5.75% sales charge) 21.41% 5.08% MSCI EAFE ESG Leaders 18.01% 6.56% MSCI EAFE Index 23.38% 8.68% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945
Holdings Count | shares	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 100,755
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$17,778,945
Number of Holdings	90
Total Advisory Fee	$100,755
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 19.2 Information Technology 13.7 Consumer Discretionary 8.7 Health Care 7.4 Materials 4.8 Consumer Staples 4.6 Communication Services 3.5 Utilities 3.4 Energy 1.7 Real Estate 0.7 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 21.9 United Kingdom 10.8 United States 10.7 Germany 8.8 France 8.8 Netherlands 6.8 Italy 4.4 Australia 4.0 Taiwan 3.4 Others 20.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 10.8 United States - 10.7 Germany - 8.8 France - 8.8 Netherlands - 6.8 Italy - 4.4 Australia - 4.0 Taiwan - 3.4 Others - 20.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 4.9 Sony Group Corp 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.4 ITOCHU Corp 3.3 UniCredit SpA 2.6 Schneider Electric SE 2.6 ASML Holding NV 2.5 Koninklijke KPN NV 2.1 ING Groep NV 2.1 Danone SA 2.1 29.0
Fidelity Series Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Fund
Class Name	Fidelity® Series Emerging Markets Fund
Trading Symbol	FHKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks and an underweight in Emerging Asia and an underweight in Emerging Europe, Middle East & Africa contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in information technology. Stock picks in materials and communication services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Xiaomi (+59%). This period we decreased our stake in Xiaomi. The stock was one of our biggest holdings this period. A second notable relative contributor was an overweight in SK Hynix (+191%). The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in AngloGold Ashanti (+156%).
•In contrast, from a regional standpoint, stock picking in Latin America, primarily in Brazil, and Emerging Europe, Middle East & Africa detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. Also hurting our result were picks in financials, primarily within the banks industry, and industrials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Bank Central Asia (-19%). A second notable relative detractor was an overweight in NTPC (-20%). Our stake in WEG (-30%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to South Korea and a lower allocation to South Africa. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 29, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Emerging Markets Fund $10,000 $8,870 $9,520 $9,916 $11,788 $7,482 $8,532 $10,632 MSCI Emerging Markets Index $10,000 $8,960 $10,026 $10,855 $12,697 $8,759 $9,709 $12,168 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Emerging Markets Fund 31.12% 7.05% 4.74% MSCI Emerging Markets Index 27.88% 7.47% 6.35% A From August 29, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date										Aug. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859	$ 6,592,407,859
Holdings Count | shares	154	154	154	154	154	154	154	154	154	154	154
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$6,592,407,859
Number of Holdings	154
Total Advisory Fee	$0
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 23.4 Consumer Discretionary 12.2 Communication Services 10.6 Industrials 7.7 Materials 4.7 Health Care 3.9 Energy 3.2 Consumer Staples 2.5 Utilities 1.3 Real Estate 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 China 27.3 Taiwan 18.3 Korea (South) 13.9 India 12.8 Brazil 5.3 Mexico 3.6 South Africa 3.5 United States 2.5 Indonesia 1.8 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 27.3 Taiwan - 18.3 Korea (South) - 13.9 India - 12.8 Brazil - 5.3 Mexico - 3.6 South Africa - 3.5 United States - 2.5 Indonesia - 1.8 Others - 11.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 12.7 Tencent Holdings Ltd 6.0 Samsung Electronics Co Ltd 4.7 Alibaba Group Holding Ltd 3.5 SK Hynix Inc 3.1 HDFC Bank Ltd/Gandhinagar 1.9 Reliance Industries Ltd 1.5 ICICI Bank Ltd 1.4 PDD Holdings Inc Class A ADR 1.4 Bharti Airtel Ltd 1.3 37.5
Fidelity Series Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Canada Fund
Class Name	Fidelity® Series Canada Fund
Trading Symbol	FCNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Canada Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Canada Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks detracted from the fund's performance versus the MSCI Canada Index (Net MA) for the fiscal year.
•By sector, security selection within information technology was the biggest relative detractor. Picks in materials also hampered the fund's result. Also hurting our result were security selection and an overweight in consumer staples, primarily within the consumer staples distribution & retail industry.
•The largest individual relative detractor this period was avoiding Agnico Eagle Mines, a benchmark component that gained about 90%. The second-largest relative detractor was our non-benchmark stake in PrairieSky Royalty (-7%). Another notable relative detractor was an underweight in Celestica (+221%). The stock was not held at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. An overweight in information technology, primarily within the software & services industry, also boosted the fund's relative performance. Also contributing to our result were picks in communication services.
•Not owning CGI, a benchmark component that returned -21%, was the top individual relative contributor. A non-benchmark stake in Aritzia gained 146% and was a second notable relative contributor. Not owning Pembina Pipeline, a benchmark component that returned about -5%, was another relative contributor.
•By sector, meaningful changes in positioning include increased exposure to consumer discretionary and information technology, and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 15, 2017 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Canada Fund $10,000 $10,660 $10,100 $11,273 $10,346 $15,974 $14,784 $15,011 $19,122 MSCI Canada Index $10,000 $10,602 $10,012 $11,195 $10,553 $15,773 $13,617 $13,495 $17,759 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Canada Fund 20.12% 17.29% 10.65% MSCI Canada Index 28.17% 16.62% 10.53% A From August 15, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date											Aug. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449	$ 7,596,211,449
Holdings Count | shares	74	74	74	74	74	74	74	74	74	74	74
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,596,211,449
Number of Holdings	74
Total Advisory Fee	$0
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.3 Energy 17.3 Materials 12.2 Information Technology 11.8 Industrials 10.9 Consumer Discretionary 7.8 Consumer Staples 7.2 Communication Services 0.9 Health Care 0.6 Common Stocks 98.7 Preferred Stocks 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 Canada 91.6 United States 4.2 Brazil 2.9 Chile 1.0 Zambia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 91.6 United States - 4.2 Brazil - 2.9 Chile - 1.0 Zambia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shopify Inc Class A 6.7 Toronto Dominion Bank 5.4 Royal Bank of Canada 5.0 Bank of Montreal 4.9 Franco-Nevada Corp 4.5 Canadian Pacific Kansas City Ltd 4.3 Canadian Natural Resources Ltd 4.3 Constellation Software Inc/Canada 4.3 Alimentation Couche-Tard Inc 4.1 Suncor Energy Inc 3.2 46.7
Fidelity Advisor Global Commodity Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class A
Trading Symbol	FFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock picks in Canada and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result versus the MSCI AC World Commodity Producers Sector Capped Index (Net) for the fiscal year.
•By industry, the biggest detractor from performance versus the benchmark was stock selection in coal & consumable fuels. Stock picks and an underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also detracting from our result was security selection in steel.
•The biggest individual relative detractor was our non-benchmark stake in Core Natural Resources (-28%). The stock was not held at period end. A second notable relative detractor was our non-benchmark stake in Algoma Steel Group (-54%). The stock was not held at period end. Another notable relative detractor was our overweight stake in Teck Resources (-10%). This period we decreased our stake in Teck Resources. The company was one of our biggest holdings this period.
•In contrast, an overweight in Canada and stock selection in the United States contributed to the fund's performance versus the MSCI index for the fiscal year.
•In terms of sector and industry positioning, an overweight in precious metals & minerals notably contributed to the fund's relative result. Security selection in copper also boosted relative performance. Also helping our relative result were stock picking and an underweight in oil & gas exploration & production.
•The top individual relative contributor was an overweight in Wheaton Precious Metals (+46%). This period we decreased our position in Wheaton Precious Metals. The stock was one of the fund's largest holdings this period. In oil & gas exploration & production, a non-benchmark stake in Antero Resources gained about 19% and was a second notable relative contributor. This period we decreased our position in Antero Resources. Another notable relative contributor was an overweight in Northam Platinum Holdings (+123%). This period we decreased our position in Northam Platinum Holdings.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to Finland. By sector, meaningful changes in positioning include higher allocations to fertilizers & agricultural chemicals and gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,301 $12,210 $12,204 $12,151 $11,131 $17,073 $21,045 $19,016 $21,323 $24,341 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $11,142 $13,428 $13,646 $13,195 $11,260 $17,618 $19,812 $19,281 $20,411 $23,332 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 7.59% 15.56% 9.30% Class A (without 5.75% sales charge) 14.15% 16.94% 9.95% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 14.31% 15.69% 8.84% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944
Holdings Count | shares	54	54	54	54	54	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 7,303,906
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$920,798,944
Number of Holdings	54
Total Advisory Fee	$7,303,906
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining 36.7 Oil, Gas & Consumable Fuels 32.7 Chemicals 14.7 Food Products 9.1 Paper & Forest Products 4.1 Containers & Packaging 0.5 Energy Equipment & Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 49.6 Canada 21.5 Brazil 7.3 Australia 4.8 China 3.5 Chile 3.1 South Africa 2.6 Finland 2.3 United Kingdom 2.3 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.6 Canada - 21.5 Brazil - 7.3 Australia - 4.8 China - 3.5 Chile - 3.1 South Africa - 2.6 Finland - 2.3 United Kingdom - 2.3 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.6 Chevron Corp 5.6 Nutrien Ltd 4.9 Archer-Daniels-Midland Co 4.9 Shell PLC 4.6 Bunge Global SA 4.2 Agnico Eagle Mines Ltd/CA 3.9 Imperial Oil Ltd 3.1 Glencore PLC 2.7 49.7
Fidelity Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® Sustainable Emerging Markets Equity Fund
Trading Symbol	FSYJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Emerging Markets Equity Fund	$ 144	1.25%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection and an underweight in Emerging Asia and an underweight in Emerging Europe, Middle East & Africa contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks in materials also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was our stake in Xiaomi (+59%). The company was one of our biggest holdings this period. The second-largest relative contributor was an overweight in SK Hynix (+191%). The company was one of our largest holdings. A non-benchmark stake in Chroma ATE gained 134% and notably helped. This was a position we established this period.
•In contrast, from a regional standpoint, stock selection in Latin America, primarily in Mexico, and Emerging Europe, Middle East & Africa detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in industrials. Also hurting our result was stock picking in consumer staples and financials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Bank Central Asia (-19%). The second-largest relative detractor was our non-benchmark stake in Bank Syariah Indonesia (-16%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to Brazil and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Fidelity® Sustainable Emerging Markets Equity Fund $10,000 $6,570 $7,431 $9,351 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 $9,315 MSCI Emerging Markets Index $10,000 $6,946 $7,699 $9,649 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Emerging Markets Equity Fund 31.73% 5.76% MSCI Emerging Markets (EM) ESG Leaders Index 31.76% 5.66% MSCI Emerging Markets Index 27.88% 5.81% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324	$ 13,646,324
Holdings Count | shares	142	142	142	142	142	142	142	142	142	142	142
Advisory Fees Paid, Amount	$ 72,241
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,646,324
Number of Holdings	142
Total Advisory Fee	$72,241
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 25.8 Consumer Discretionary 13.5 Communication Services 10.1 Industrials 6.2 Health Care 4.1 Materials 2.2 Energy 2.1 Consumer Staples 1.8 Utilities 0.5 Real Estate 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 China 29.2 Taiwan 20.4 Korea (South) 11.6 India 10.4 Brazil 4.4 United States 3.6 South Africa 3.5 Indonesia 2.9 Mexico 2.2 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 20.4 Korea (South) - 11.6 India - 10.4 Brazil - 4.4 United States - 3.6 South Africa - 3.5 Indonesia - 2.9 Mexico - 2.2 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.4 Samsung Electronics Co Ltd 4.8 Alibaba Group Holding Ltd 4.4 SK Hynix Inc 3.0 China Construction Bank Corp H Shares 2.2 Reliance Industries Ltd 1.8 Delta Electronics Inc 1.5 Bharti Airtel Ltd 1.3 HDFC Bank Ltd/Gandhinagar 1.3 40.2
Fidelity Advisor Sustainable International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class Z
Trading Symbol	FSQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, stock picking was the primary detractor, especially within financials. Also hurting our result were investment choices in industrials, primarily among capital goods firms, in addition to health care, pharmaceuticals, biotechnology & life sciences stocks in particular.
•The biggest individual relative detractor was our stake in Novo Nordisk (-58%). Though we decreased exposure to the stock, it was one of the fund's biggest holdings this period. An overweight in Merck (-20%) hurt as well. Another notable relative detractor was Tokyo Electron (-16%).
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Japan contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology. Stock picking and an underweight in energy also boosted relative performance. Outsized exposure to financials helped as well.
•The top individual relative contributor was our non-benchmark stake in SK Hynix (+191%). An out-of-benchmark position in Cameco also helped, gaining 149%. This was a holding we established this period. Another notable relative contributor was an overweight in UniCredit (+75%), one of our biggest positions.
•Notable changes in geographic positioning included lower allocations to Denmark and the United Kingdom. By sector, meaningful shifts included increased exposure to communication services and information technology stocks.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $7,220 $7,932 $10,008 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 $10,737 MSCI EAFE Index $10,000 $7,820 $8,966 $11,050 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 21.88% 5.48% MSCI EAFE ESG Leaders 18.01% 6.56% MSCI EAFE Index 23.38% 8.68% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945
Holdings Count | shares	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 100,755
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$17,778,945
Number of Holdings	90
Total Advisory Fee	$100,755
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 19.2 Information Technology 13.7 Consumer Discretionary 8.7 Health Care 7.4 Materials 4.8 Consumer Staples 4.6 Communication Services 3.5 Utilities 3.4 Energy 1.7 Real Estate 0.7 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 21.9 United Kingdom 10.8 United States 10.7 Germany 8.8 France 8.8 Netherlands 6.8 Italy 4.4 Australia 4.0 Taiwan 3.4 Others 20.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 10.8 United States - 10.7 Germany - 8.8 France - 8.8 Netherlands - 6.8 Italy - 4.4 Australia - 4.0 Taiwan - 3.4 Others - 20.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 4.9 Sony Group Corp 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.4 ITOCHU Corp 3.3 UniCredit SpA 2.6 Schneider Electric SE 2.6 ASML Holding NV 2.5 Koninklijke KPN NV 2.1 ING Groep NV 2.1 Danone SA 2.1 29.0
Fidelity Series International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Growth Fund
Class Name	Fidelity® Series International Growth Fund
Trading Symbol	FIGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Growth Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, an underweight in Europe ex U.K., primarily Denmark, and a non-benchmark allocation to emerging markets, contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, positioning was the primary contributor, especially an underweight in health care, where comparatively small exposure to pharmaceuticals, biotechnology & life sciences stocks helped most. Security selection in materials also boosted relative performance, as did an overweight in industrials, capital goods firms in particular.
•The fund's non-benchmark stake in GE Vernova gained 90% and was the top individual relative contributor. Outsized exposure to Safran (+59%), one of the fund's largest holdings, helped as well. A non-benchmark stake in Taiwan Semiconductor Manufacturing (+55%) was another plus. The stock was one of the fund's biggest positions this period.
•In contrast, from a regional standpoint, stock picks in the U.K., along with investment choices and an underweight in Japan, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in industrials. Stock picking among financials and consumer discretionary firms hurt as well.
•The fund's non-benchmark stake in Linde returned -7% and was the biggest individual relative detractor. The company was one of our largest holdings. Outsized exposure to Recruit Holdings (-20%), another of the fund's biggest positions this period, also hurt. Avoiding Rolls-Royce Holdings, a benchmark component that gained approximately 126%, was detrimental to performance as well.
•Notable changes in geographic positioning includes decreased exposure to Denmark and a higher allocation to France. By sector, meaningful shifts included increased exposure to communication services and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Series International Growth Fund $10,000 $9,690 $12,056 $11,475 $14,066 $15,387 $20,481 $14,889 $16,572 $20,923 $24,693 MSCI EAFE Growth Index $10,000 $9,693 $12,003 $11,299 $13,201 $13,906 $18,102 $12,765 $14,163 $17,485 $20,438 MSCI EAFE Index $10,000 $9,697 $11,994 $11,197 $12,462 $11,629 $15,635 $12,063 $13,831 $17,046 $21,031 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series International Growth Fund 18.02% 9.92% 9.46% MSCI EAFE Growth Index 16.88% 8.00% 7.41% MSCI EAFE Index 23.38% 12.58% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693	$ 16,085,540,693
Holdings Count | shares	68	68	68	68	68	68	68	68	68	68	68
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,085,540,693
Number of Holdings	68
Total Advisory Fee	$0
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 38.6 Information Technology 20.3 Financials 12.3 Materials 9.9 Consumer Discretionary 8.7 Communication Services 4.8 Health Care 3.6 Energy 0.4 Consumer Staples 0.3 Common Stocks 98.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 21.8 France 15.4 Japan 14.1 United Kingdom 13.0 Sweden 7.9 Netherlands 6.2 Germany 5.4 Taiwan 4.0 Switzerland 3.6 Others 8.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 21.8 France - 15.4 Japan - 14.1 United Kingdom - 13.0 Sweden - 7.9 Netherlands - 6.2 Germany - 5.4 Taiwan - 4.0 Switzerland - 3.6 Others - 8.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.1 Safran SA 5.0 CRH PLC 4.5 SAP SE 4.2 Taiwan Semiconductor Manufacturing Co Ltd 4.0 Airbus SE 3.5 Schneider Electric SE 3.3 Compass Group PLC 3.2 Linde PLC 2.8 Atlas Copco AB A Shares 2.8 38.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Trading Symbol	FSSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Emerging Markets Equity Fund	$ 110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, picks and an underweight in Emerging Asia and an underweight in the Middle East, primarily in Saudi Arabia, contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in information technology. Picks in materials and communication services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Xiaomi (+59%). The company was among our biggest holdings this period. The second-largest relative contributor was an overweight in SK Hynix (+191%). The stock was one of our biggest holdings. Another notable relative contributor was our non-benchmark stake in Chroma ATE (+125%). This was a stake we established this period.
•In contrast, from a regional standpoint, stock picking in Latin America, primarily in Mexico, and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in industrials. Also hurting our result was stock selection in consumer staples and financials, primarily within the banks industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Bank Central Asia (-19%). A non-benchmark stake in Bank Syariah Indonesia returned roughly -16% and was a second notable relative detractor. This was a position we established this period. Another notable relative detractor was our non-benchmark stake in Genomma Lab Internacional (-24%).
•Notable changes in positioning include decreased exposure to Brazil and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and a higher allocation to information technology.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable Emerging Markets Equity Fund $10,000 $7,600 $8,644 $10,815 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $7,416 $8,227 $10,572 MSCI Emerging Markets Index $10,000 $7,742 $8,581 $10,754 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Emerging Markets Equity Fund 31.42% 10.41% MSCI Emerging Markets (EM) ESG Leaders Index 31.76% 9.78% MSCI Emerging Markets Index 27.88% 9.39% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453	$ 86,559,453
Holdings Count | shares	146	146	146	146	146	146	146	146	146	146	146
Advisory Fees Paid, Amount	$ 438,775
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$86,559,453
Number of Holdings	146
Total Advisory Fee	$438,775
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.2 Financials 25.4 Consumer Discretionary 13.3 Communication Services 10.1 Industrials 6.1 Health Care 4.0 Energy 2.2 Materials 2.2 Consumer Staples 1.9 Utilities 0.5 Real Estate 0.4 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 China 29.2 Taiwan 20.3 Korea (South) 11.6 India 10.3 Brazil 4.3 United States 4.1 South Africa 3.5 Indonesia 2.9 Mexico 2.2 Others 11.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 20.3 Korea (South) - 11.6 India - 10.3 Brazil - 4.3 United States - 4.1 South Africa - 3.5 Indonesia - 2.9 Mexico - 2.2 Others - 11.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.4 Samsung Electronics Co Ltd 4.7 Alibaba Group Holding Ltd 4.3 SK Hynix Inc 3.1 China Construction Bank Corp H Shares 2.1 Reliance Industries Ltd 1.6 Delta Electronics Inc 1.5 Bharti Airtel Ltd 1.3 Naspers Ltd Class N 1.3 39.8
Fidelity Series Select International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Select International Small Cap Fund
Class Name	Fidelity® Series Select International Small Cap Fund
Trading Symbol	FSSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Select International Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Select International Small Cap Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in the U.K. and positioning in Asia Pacific ex Japan detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within real estate and consumer discretionary. Also hurting our result were stock picks in materials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Vistry Group (-30%). Another large relative detractor was our stake in John Wood Group (-78%). The stock was not held at period end. Another notable relative detractor was our stake in Gerresheimer (-46%). The stock was not held at period end.
•In contrast, by sector, the biggest contributor to performance versus the benchmark was security selection in industrials. An underweight in real estate also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+270%). This was an investment we established this period. The stock was one of our largest holdings at period end. A second notable relative contributor was an overweight in Food & Life Companies (+146%). This period we increased our position in Food & Life Companies. The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Hensoldt (+221%). This was a stake we established this period.
•By sector, meaningful changes in positioning include increased exposure to financials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 4, 2022 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Select International Small Cap Fund $10,000 $10,803 $12,809 $15,667 MSCI EAFE Small Cap Index $10,000 $10,593 $13,051 $16,286 MSCI EAFE Index $10,000 $11,332 $13,967 $17,232 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Select International Small Cap Fund 22.31% 16.19% MSCI EAFE Small Cap Index 24.78% 17.70% MSCI EAFE Index 23.38% 19.95% A From November 4, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Nov. 04, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808	$ 245,029,808
Holdings Count | shares	192	192	192	192	192	192	192	192	192	192	192
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$245,029,808
Number of Holdings	192
Total Advisory Fee	$0
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.4 Financials 13.9 Consumer Discretionary 11.8 Materials 11.2 Information Technology 8.7 Real Estate 8.3 Health Care 7.2 Communication Services 4.7 Consumer Staples 4.0 Energy 3.2 Utilities 1.9 Common Stocks 97.9 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 38.2 United Kingdom 12.6 Australia 8.4 Spain 4.3 France 4.3 Sweden 4.2 Germany 3.4 Finland 2.9 Italy 2.9 Others 18.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 38.2 United Kingdom - 12.6 Australia - 8.4 Spain - 4.3 France - 4.3 Sweden - 4.2 Germany - 3.4 Finland - 2.9 Italy - 2.9 Others - 18.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Nova Ltd (Israel) 1.0 Bankinter SA 1.0 Hokuhoku Financial Group Inc 1.0 Resonac Holdings Corp 1.0 Zegona Communications plc 0.9 Penta-Ocean Construction Co Ltd 0.9 Bezeq The Israeli Telecommunication Corp Ltd 0.9 JTC PLC 0.9 Food & Life Cos Ltd 0.9 Sandfire Resources Ltd 0.8 9.3
Fidelity Infrastructure Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Infrastructure Fund
Class Name	Fidelity® Infrastructure Fund
Trading Symbol	FNSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Infrastructure Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Infrastructure Fund	$ 108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, picks in the United States and Canada contributed to the fund's performance versus the S&P Global Infrastructure Index for the fiscal year.
•By sector, security selection was the primary contributor, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Security selection and an underweight in energy also boosted the fund's relative performance. Also helping our relative result was an overweight in utilities.
•The top individual relative contributor was our stake in NVIDIA (+64%). This was a stake we established this period. The company was the fund's biggest holding at period end. A second notable relative contributor was our stake in Broadcom (+143%). This period we increased our investment in Broadcom. The stock was among the fund's biggest holdings at period end. A stake in Advanced Micro Devices gained roughly 109% and notably helped. This period we increased our investment in Advanced Micro Devices. The company was one of our largest holdings at period end. All these contributors were non-benchmark positions.
•In contrast, from a regional standpoint, an overweight in the United States and positioning in Europe ex U.K., primarily in Spain, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in utilities. Also hurting our result was stock selection in real estate, primarily within the equity real estate investment trusts industry. Investment choices in communication services also hurt. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-20%). This period we increased our stake in PG&E. A non-benchmark stake in Cellnex Telecom returned about -15% and was a second notable relative detractor. Another notable relative detractor was our non-benchmark stake in AES (-2%). This was an investment we established this period.
•Notable changes in positioning include a lower allocation to Spain. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through October 31, 2025. Initial investment of $10,000. Fidelity® Infrastructure Fund $10,000 $10,479 $12,780 $11,509 $11,229 $14,725 $19,102 S&P® Global Infrastructure Index $10,000 $8,403 $10,830 $10,324 $10,189 $13,577 $16,018 MSCI ACWI (All Country World Index) Index $10,000 $10,388 $14,305 $11,489 $12,742 $16,976 $20,885 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Infrastructure Fund 29.73% 12.76% 11.41% S&P® Global Infrastructure Index 17.97% 13.77% 8.18% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 13.08% A From November 5, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398	$ 116,308,398
Holdings Count | shares	62	62	62	62	62	62	62	62	62	62	62
Advisory Fees Paid, Amount	$ 569,116
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$116,308,398
Number of Holdings	62
Total Advisory Fee	$569,116
Portfolio Turnover	115%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 48.4 Industrials 20.9 Information Technology 19.2 Energy 6.5 Real Estate 1.5 Communication Services 1.2 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 78.4 United Kingdom 5.2 Mexico 4.0 Canada 3.4 Spain 2.8 Taiwan 2.5 Germany 1.9 Italy 0.9 Finland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.4 United Kingdom - 5.2 Mexico - 4.0 Canada - 3.4 Spain - 2.8 Taiwan - 2.5 Germany - 1.9 Italy - 0.9 Finland - 0.5 China - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 NextEra Energy Inc 5.8 Constellation Energy Corp 5.4 Sempra 4.5 Vistra Corp 3.5 Broadcom Inc 3.1 Advanced Micro Devices Inc 3.1 Duke Energy Corp 3.1 National Grid PLC 3.0 NRG Energy Inc 2.7 42.7
Fidelity Advisor Sustainable International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class I
Trading Symbol	FSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, stock picking was the primary detractor, especially within financials. Also hurting our result were investment choices in industrials, primarily among capital goods firms, in addition to health care, pharmaceuticals, biotechnology & life sciences stocks in particular.
•The biggest individual relative detractor was our stake in Novo Nordisk (-58%). Though we decreased exposure to the stock, it was one of the fund's biggest holdings this period. An overweight in Merck (-20%) hurt as well. Another notable relative detractor was Tokyo Electron (-16%).
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Japan contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology. Stock picking and an underweight in energy also boosted relative performance. Outsized exposure to financials helped as well.
•The top individual relative contributor was our non-benchmark stake in SK Hynix (+191%). An out-of-benchmark position in Cameco also helped, gaining 149%. This was a holding we established this period. Another notable relative contributor was an overweight in UniCredit (+75%), one of our biggest positions.
•Notable changes in geographic positioning included lower allocations to Denmark and the United Kingdom. By sector, meaningful shifts included increased exposure to communication services and information technology stocks.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $7,210 $7,912 $9,968 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 $10,737 MSCI EAFE Index $10,000 $7,820 $8,966 $11,050 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 21.72% 5.33% MSCI EAFE ESG Leaders 18.01% 6.56% MSCI EAFE Index 23.38% 8.68% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945
Holdings Count | shares	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 100,755
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$17,778,945
Number of Holdings	90
Total Advisory Fee	$100,755
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 19.2 Information Technology 13.7 Consumer Discretionary 8.7 Health Care 7.4 Materials 4.8 Consumer Staples 4.6 Communication Services 3.5 Utilities 3.4 Energy 1.7 Real Estate 0.7 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 21.9 United Kingdom 10.8 United States 10.7 Germany 8.8 France 8.8 Netherlands 6.8 Italy 4.4 Australia 4.0 Taiwan 3.4 Others 20.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 10.8 United States - 10.7 Germany - 8.8 France - 8.8 Netherlands - 6.8 Italy - 4.4 Australia - 4.0 Taiwan - 3.4 Others - 20.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 4.9 Sony Group Corp 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.4 ITOCHU Corp 3.3 UniCredit SpA 2.6 Schneider Electric SE 2.6 ASML Holding NV 2.5 Koninklijke KPN NV 2.1 ING Groep NV 2.1 Danone SA 2.1 29.0
Fidelity Advisor Global Commodity Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class M
Trading Symbol	FFGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 149	1.39%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock picks in Canada and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result versus the MSCI AC World Commodity Producers Sector Capped Index (Net) for the fiscal year.
•By industry, the biggest detractor from performance versus the benchmark was stock selection in coal & consumable fuels. Stock picks and an underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also detracting from our result was security selection in steel.
•The biggest individual relative detractor was our non-benchmark stake in Core Natural Resources (-28%). The stock was not held at period end. A second notable relative detractor was our non-benchmark stake in Algoma Steel Group (-54%). The stock was not held at period end. Another notable relative detractor was our overweight stake in Teck Resources (-10%). This period we decreased our stake in Teck Resources. The company was one of our biggest holdings this period.
•In contrast, an overweight in Canada and stock selection in the United States contributed to the fund's performance versus the MSCI index for the fiscal year.
•In terms of sector and industry positioning, an overweight in precious metals & minerals notably contributed to the fund's relative result. Security selection in copper also boosted relative performance. Also helping our relative result were stock picking and an underweight in oil & gas exploration & production.
•The top individual relative contributor was an overweight in Wheaton Precious Metals (+46%). This period we decreased our position in Wheaton Precious Metals. The stock was one of the fund's largest holdings this period. In oil & gas exploration & production, a non-benchmark stake in Antero Resources gained about 19% and was a second notable relative contributor. This period we decreased our position in Antero Resources. Another notable relative contributor was an overweight in Northam Platinum Holdings (+123%). This period we decreased our position in Northam Platinum Holdings.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to Finland. By sector, meaningful changes in positioning include higher allocations to fertilizers & agricultural chemicals and gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,526 $12,430 $12,393 $12,306 $11,234 $17,185 $21,125 $19,033 $21,287 $24,239 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $11,142 $13,428 $13,646 $13,195 $11,260 $17,618 $19,812 $19,281 $20,411 $23,332 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 9.88% 15.80% 9.26% Class M (without 3.50% sales charge) 13.87% 16.63% 9.65% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 14.31% 15.69% 8.84% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944
Holdings Count | shares	54	54	54	54	54	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 7,303,906
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$920,798,944
Number of Holdings	54
Total Advisory Fee	$7,303,906
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining 36.7 Oil, Gas & Consumable Fuels 32.7 Chemicals 14.7 Food Products 9.1 Paper & Forest Products 4.1 Containers & Packaging 0.5 Energy Equipment & Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 49.6 Canada 21.5 Brazil 7.3 Australia 4.8 China 3.5 Chile 3.1 South Africa 2.6 Finland 2.3 United Kingdom 2.3 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.6 Canada - 21.5 Brazil - 7.3 Australia - 4.8 China - 3.5 Chile - 3.1 South Africa - 2.6 Finland - 2.3 United Kingdom - 2.3 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.6 Chevron Corp 5.6 Nutrien Ltd 4.9 Archer-Daniels-Midland Co 4.9 Shell PLC 4.6 Bunge Global SA 4.2 Agnico Eagle Mines Ltd/CA 3.9 Imperial Oil Ltd 3.1 Glencore PLC 2.7 49.7
Fidelity Global Commodity Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity® Global Commodity Stock Fund
Trading Symbol	FFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Commodity Stock Fund	$ 91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, stock picks in Canada and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result versus the MSCI AC World Commodity Producers Sector Capped Index (Net) for the fiscal year.
•By industry, the biggest detractor from performance versus the benchmark was stock selection in coal & consumable fuels. Stock picks and an underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also detracting from our result was security selection in steel.
•The biggest individual relative detractor was our non-benchmark stake in Core Natural Resources (-28%). The stock was not held at period end. A second notable relative detractor was our non-benchmark stake in Algoma Steel Group (-54%). The stock was not held at period end. Another notable relative detractor was our overweight stake in Teck Resources (-10%). This period we decreased our stake in Teck Resources. The company was one of our biggest holdings this period.
•In contrast, an overweight in Canada and stock selection in the United States contributed to the fund's performance versus the MSCI index for the fiscal year.
•In terms of sector and industry positioning, an overweight in precious metals & minerals notably contributed to the fund's relative result. Security selection in copper also boosted relative performance. Also helping our relative result were stock picking and an underweight in oil & gas exploration & production.
•The top individual relative contributor was an overweight in Wheaton Precious Metals (+46%). This period we decreased our position in Wheaton Precious Metals. The stock was one of the fund's largest holdings this period. In oil & gas exploration & production, a non-benchmark stake in Antero Resources gained about 19% and was a second notable relative contributor. This period we decreased our position in Antero Resources. Another notable relative contributor was an overweight in Northam Platinum Holdings (+123%). This period we decreased our position in Northam Platinum Holdings.
•Notable changes in positioning include increased exposure to the United Kingdom and a lower allocation to Finland. By sector, meaningful changes in positioning include higher allocations to fertilizers & agricultural chemicals and gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Global Commodity Stock Fund $10,000 $10,962 $13,007 $13,037 $13,006 $11,944 $18,388 $22,723 $20,572 $23,127 $26,479 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $11,142 $13,428 $13,646 $13,195 $11,260 $17,618 $19,812 $19,281 $20,411 $23,332 MSCI ACWI (All Country World Index) Index $10,000 $10,248 $12,676 $12,658 $14,311 $15,068 $20,749 $16,664 $18,482 $24,624 $30,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Global Commodity Stock Fund 14.50% 17.26% 10.23% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 14.31% 15.69% 8.84% MSCI ACWI (All Country World Index) Index 23.03% 14.99% 11.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944	$ 920,798,944
Holdings Count | shares	54	54	54	54	54	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 7,303,906
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$920,798,944
Number of Holdings	54
Total Advisory Fee	$7,303,906
Portfolio Turnover	78%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining 36.7 Oil, Gas & Consumable Fuels 32.7 Chemicals 14.7 Food Products 9.1 Paper & Forest Products 4.1 Containers & Packaging 0.5 Energy Equipment & Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 49.6 Canada 21.5 Brazil 7.3 Australia 4.8 China 3.5 Chile 3.1 South Africa 2.6 Finland 2.3 United Kingdom 2.3 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.6 Canada - 21.5 Brazil - 7.3 Australia - 4.8 China - 3.5 Chile - 3.1 South Africa - 2.6 Finland - 2.3 United Kingdom - 2.3 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.6 Chevron Corp 5.6 Nutrien Ltd 4.9 Archer-Daniels-Midland Co 4.9 Shell PLC 4.6 Bunge Global SA 4.2 Agnico Eagle Mines Ltd/CA 3.9 Imperial Oil Ltd 3.1 Glencore PLC 2.7 49.7
Fidelity Advisor Sustainable International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class M
Trading Symbol	FSYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 171	1.55%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, security selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, stock picking was the primary detractor, especially within financials. Also hurting our result were investment choices in industrials, primarily among capital goods firms, in addition to health care, pharmaceuticals, biotechnology & life sciences stocks in particular.
•The biggest individual relative detractor was our stake in Novo Nordisk (-58%). Though we decreased exposure to the stock, it was one of the fund's biggest holdings this period. An overweight in Merck (-20%) hurt as well. Another notable relative detractor was Tokyo Electron (-16%).
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Japan contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in information technology. Stock picking and an underweight in energy also boosted relative performance. Outsized exposure to financials helped as well.
•The top individual relative contributor was our non-benchmark stake in SK Hynix (+191%). An out-of-benchmark position in Cameco also helped, gaining 149%. This was a holding we established this period. Another notable relative contributor was an overweight in UniCredit (+75%), one of our biggest positions.
•Notable changes in geographic positioning included lower allocations to Denmark and the United Kingdom. By sector, meaningful shifts included increased exposure to communication services and information technology stocks.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $6,938 $7,568 $9,491 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 $10,737 MSCI EAFE Index $10,000 $7,820 $8,966 $11,050 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 16.91% 3.82% Class M (without 3.50% sales charge) 21.15% 4.82% MSCI EAFE ESG Leaders 18.01% 6.56% MSCI EAFE Index 23.38% 8.68% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945	$ 17,778,945
Holdings Count | shares	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 100,755
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$17,778,945
Number of Holdings	90
Total Advisory Fee	$100,755
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 19.2 Information Technology 13.7 Consumer Discretionary 8.7 Health Care 7.4 Materials 4.8 Consumer Staples 4.6 Communication Services 3.5 Utilities 3.4 Energy 1.7 Real Estate 0.7 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 21.9 United Kingdom 10.8 United States 10.7 Germany 8.8 France 8.8 Netherlands 6.8 Italy 4.4 Australia 4.0 Taiwan 3.4 Others 20.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 10.8 United States - 10.7 Germany - 8.8 France - 8.8 Netherlands - 6.8 Italy - 4.4 Australia - 4.0 Taiwan - 3.4 Others - 20.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 4.9 Sony Group Corp 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.4 ITOCHU Corp 3.3 UniCredit SpA 2.6 Schneider Electric SE 2.6 ASML Holding NV 2.5 Koninklijke KPN NV 2.1 ING Groep NV 2.1 Danone SA 2.1 29.0